INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of provision (benefit) for income taxes
	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Current income tax expense (benefit)	—	—	—
Deferred income tax expense (benefit)	(4,826,059)	—	—

	(4,826,059)	—	—

Schedule of principal components of deferred taxes

	December 31, 2014	December 31, 2015

Current deferred tax assets:
Cost and expense accruals	1,352,773	2,214,987
Revenue recognition	401,436	714,122
Less: valuation allowance	(1,754,209)	(2,929,109)

Current deferred tax assets, net	—	—

Non-current deferred tax assets:
Depreciation and amortization	92,195	28,713
Net operating loss carry forwards	22,017,057	13,648,618
Less: valuation allowance	(22,109,252)	(13,677,331)

Non-current deferred tax assets, net	—	—

Schedule of reconciliation between statutory tax rate and effective tax rate

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(5.0)%	(1.4)%	(2.1)%
Non-deductible expenses	(14.8)%	(1.1)%	(7.2)%
Change in deferred tax liabilities	12.3%	—	—
Change in valuation allowance	(5.2)%	(22.5)%	(15.7)%

Effective tax rate	12.3%	0.0%	0.0%

Schedule of movements of valuation allowances

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015

At beginning of year	(24,303,518)	(26,251,543)	(23,863,461)
Current year additions	(1,239,840)	(71,991)	(309,697)
Current year reversals	—	1,879,698	6,866,306
Effect of exchange rate changes	(708,185)	580,375	700,412

	(26,251,543)	(23,863,461)	(16,606,440)